Derivative Instruments (Details Textual)		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Currency Swap [Member] USD ($)	Dec. 31, 2010 Currency Swap [Member] USD ($)	Dec. 31, 2011 Interest rate swap [Member] USD ($)	Dec. 31, 2011 Interest rate swap [Member] NOK
Foreign Exchange Risk (Textual) [Abstract]
Notional amount of cross currency rate swap				$ 98,500,000	600,000,000
Basis spread on variable rate				4.75%	4.75%
Rate basis Percentage-NIBOR	Rate basis of 4.75%
Rate basis Percentage-LIBOR	Rate basis of 5.04%
Positive fair value of cross currency swap				2,700,000
Net losses on foreign currency forward contracts				400,000
Unrealized loss recognized in earnings (loss) gain		(1,600,000)	4,000,000
Realized gain recognized in earnings		$ 2,900,000	$ 200,000
Libor rate receivable cap				3.50%	3.50%
Partnership pays variable-rate debt				3.25%	3.25%
Partnership pays on its variable-rate debt				0.30%	0.30%